CAPITAL SECURITIES - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions				6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 30, 2021	Dec. 04, 2014 USD ($) tranche $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of classes of share capital [line items]
Number of tranches of preferred equity | tranche			3
Average dividend yield			6.50%
Preferred stock, redemption price per share (in dollars per share) | $ / shares			$ 25.70
Capital securities	$ 2,829			$ 1,396			$ 2,835
Liquidation preference (in dollars per share) | $ / shares				$ 25.00
Redemption amount	15			$ 16	$ 21	$ 21
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Capital securities	$ 139			89
Preferred Equity Tranche One
Disclosure of classes of share capital [line items]
Preferred equity			$ 600
Tranche of preferred equity units		7 years	7 years
Preferred Equity, Tranche Two
Disclosure of classes of share capital [line items]
Preferred equity			$ 600
Tranche of preferred equity units	10 years		10 years
Preferred Equity, Tranche Three
Disclosure of classes of share capital [line items]
Preferred equity			$ 600
Tranche of preferred equity units			12 years
Limited Partner Units | Operating Partnership
Disclosure of classes of share capital [line items]
Capital securities	$ 466			466
Series A Preferred Shares | Rouse Properties L.P. (“Rouse”) Series A Preferred Shares
Disclosure of classes of share capital [line items]
Capital securities	158			164
Preferred equity
Disclosure of classes of share capital [line items]
Preferred equity	699			699
Preferred equity | India REIT
Disclosure of classes of share capital [line items]
Capital securities	$ 1,392			$ 0
Dividend payments, interval term				6 months
Dividend rate, percent of distributable cash flows				90.00%